Capital Management - Additional Information (Detail) - BRL (R$) R$ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Net Debt And Corresponding Gearing Ratios [Abstract]
Capital to maintain above minimum capital requirement	1.00%	1.00%
Contracts under financial covenants	R$ 636,091	R$ 1,217,308	R$ 876,147